Goodwill and impairment	12 Months Ended
Jun. 30, 2023
Goodwill and impairment [Abstract]
Goodwill and impairment
Note 16.  Goodwill and impairment

	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000
Non-current assets
Goodwill - at cost	617	634
Less: Impairment	(617)	-

	-	634

Reconciliations of the goodwill balance at the beginning and end of the current and previous financial year is set out below:
Goodwill
US$’000
Balance at 1 July 2021	659
Exchange differences	(25)

Balance at 30 June 2022	634
Exchange differences	(31)
Impairment	(603)

Balance at 30 June 2023	-

The Group tests whether goodwill is impaired on an annual basis or when indicators of impairment exist. To determine if goodwill is impaired, the carrying value of the identified Cash Generating Unit (CGU) to which the goodwill is allocated is compared to its recoverable amount. For the years ended 30 June 2023 and 30 June 2022 the Group operated as a single CGU.

The recoverable amount of the CGU is based on ‘value in use’ (‘VIU’) calculations, determined by discounting the future cash flows to be generated from continuing the use of the CGU.

As at 31 December 2022 an impairment analysis was prepared as it was determined that impairment indicators existed for the CGU.

Cash flow projections were prepared based on management’s best estimates covering a three-year period. Cash flows beyond this three-year period were extrapolated using a growth rate of 2.5% which did not exceed the long-term average growth rate for the business. The Group applied a pre-tax discount rate of 19.5% to discount the forecast future cash flows attributable to the CGU.

In forecasting cash flows over the three-year period, management assumed a Bitcoin price and global hashrate based on historic data, completion of key construction sites within the Group, and electricity costs remain within the current regulated levels in British Columbia, Canada and at forecasted external market pricing in unregulated markets.

Based on the assessment performed, management determined that the Group’s carrying value was not supported by its recoverable amount. Based on the associated VIU projections, the Group impaired its goodwill of $617,000 to $nil. The impairment expense described above had been recognized in the consolidated statements of profit or loss as impairment of assets.

Given the VIU did not support the carrying amount of the CGU, management also estimated the fair value less cost of disposal ('FVLCOD') of the assets in the CGU. This was performed using the market approach, based on observable market prices for similar assets. As a result, an impairment of $25,700,000 was recognized on the Group’s mining hardware. The analysis supported the carrying value of the Group’s infrastructure assets (Land, Buildings, Plant and equipment). Refer note 14.

The Group separately assessed the assets held by IE CA 3 Holdings Ltd. and IE CA 4 Holdings Ltd. (‘Non-Recourse SPVs’) for impairment. In performing this assessment, the Group determined that the Non-Recourse SPVs were unlikely to generate future cash flows for the Group and therefore assessed the Non-Recourse SPVs as a separate CGU for impairment testing. This separate impairment assessment resulted in impairment of $66,484,000 recorded in relation to the Non-Recourse SPVs.

Reconciliation
Impairment recorded during the year ended 30 June 2023 comprised of the following:

Year ended 30 June 2023
US$'000

Goodwill	603
Mining hardware	25,700
Mining hardware – Non-Recourse SPVs	64,824
Mining hardware prepayments	11,301
Mining hardware prepayments – Non-Recourse SPVs	1,660
Development assets	1,084

Impairment of assets	105,172

The impairment expense described above has been recognized in the consolidated statements of profit or loss as impairment of assets. For the years ended 30 June 2022 and 30 June 2021 the Group recorded $167,000 and $432,000 of impairment respectively in relation to right of use assets, buildings and older generation mining hardware assets.
As at June 30, 2023, the Company has not observed any new factors that would require a new impairment test for the property, plant and equipment.